Stock-based Compensation - Summary of Activity for Restricted Stock Units (Detail)	6 Months Ended
Jun. 30, 2020 $ / shares shares
Share-based Payment Arrangement [Abstract]
Shares, Unvested and outstanding, Beginning balance | shares	408,000
Shares, Granted | shares	2,214,276
Shares, Vested | shares	(133,334)
Shares, Forfeited / cancelled | shares	(540)
Shares, Unvested and outstanding, Ending balance | shares	2,488,402
Weighted Average Grant Date Fair Value per Share, Unvested and outstanding, Beginning balance | $ / shares	$ 4.01
Weighted Average Grant Date Fair Value per Share, Granted | $ / shares	11.28
Weighted Average Grant Date Fair Value per Share, Vested | $ / shares	3.60
Weighted Average Grant Date Fair Value per Share, Forfeited / cancelled | $ / shares	11.57
Weighted Average Grant Date Fair Value per Share, Unvested and outstanding, Ending balance | $ / shares	$ 10.50